DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
MG Cleaners Llc [Member]
Property Plant And Equipment Useful Life [Table Text Block]
Depreciation is provided using the straight-line method over the estimated useful lives of the assets as follows:

Estimated
Category	Useful Lives

Building and improvements	20 years
Vehicles and trailers	5 years
Equipment	5 -7 years
Furniture, Fixtures and Other	3 - 7 years